EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information, in interactive data format, for Investor Class shares and Class H shares of the following series of Rydex Series Funds: the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, Internet Fund, Inverse Government Long Bond Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500® Strategy Fund, Leisure Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund.